Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments and Contingent liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Purchase commitments:

As of December 31, 2024, the Company had $47,072 of purchase commitments for goods and services from vendors. These commitments are due primarily within one year.

b.	Litigation:

1.	During February 2023, two securities class action complaints were filed by certain shareholders of the Company in U.S. federal court in New Jersey against the Company, certain of the Company’s current and former officers and directors, the underwriters of the November 19, 2021 follow-on public offering and Amazon (which sold shares in that public offering), as defendants. The complaints assert claims under certain sections of the Exchange Act and seeks unspecified damages.

On August 30, 2023, the U.S. federal court in New Jersey granted an unopposed motion to consolidate the two actions, to appoint certain plaintiffs as lead plaintiffs, and to appoint a lead counsel.

On October 27, 2023, the lead plaintiffs filed a consolidated complaint, alleging that, between February 2021 and July 2023, the Company made misrepresentations and omissions in its public statements and disclosures in violation of the Exchange Act and Rule 10b-5 promulgated thereunder. On December 21, 2023, the defendants moved to dismiss the consolidated complaint. The lead plaintiffs filed an opposition to Defendants’ motion to dismiss on February 16, 2024.

On August 15, 2024, the Court held an oral hearing on defendants’ motion to dismiss, following which it granted the defendants’ motion, dismissing the complaint in its entirety, without prejudice. Plaintiffs filed an amended complaint on November 8, 2024. On January 24, 2025, defendants moved to dismiss the amended complaint. Plaintiffs filed an opposition to defendants’ motion to dismiss on March 10, 2025, and defendants intend to file replies in support of the motion to dismiss in 2025.

The Company believes these lawsuits are without merit and has been defending against these cases vigorously. As of the date hereof, the Company is unable to estimate a range of loss, if any, that could result were there to be adverse final decisions in these cases, and estimated liabilities have not been recorded in the consolidated financial statements.

2.	From time to time, the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

c.	Guarantees:

As of December 31, 2024, the Company provided nine bank guarantees in a total amount of $871 primarily for its rented facilities.